ACCOUNTS PAYABLE - Schedule of Aged Analysis of Accounts Payable Based on Payment Due (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable [Line Items]
Within 30 days	$ 10,786	$ 9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521
Accounts payable, net	$ 13,745	$ 12,023